As filed with the Securities and Exchange	Registration No. 333-47094
Commission on October 3, 2005

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. _____	[ ]
Post-Effective Amendment No. 9	[X]

AMENDMENT TO REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
(Check appropriate box or boxes.)

SelectHLife Variable Account
(Exact Name of Registrant)

ReliaStar Life Insurance Company
(Name of Depositor)

20 Washington Avenue So.
Minneapolis, MN 55401
(Address of Depositor's Principal Executive Offices) (Zip Code)

(612) 372-5507
(Depositor's Telephone Number, including Area Code)
J. Neil McMurdie, Counsel
ING Americas (U.S. Legal Services)
151 Farmington Avenue, TS31, Hartford, CT 06l56
(Name and Address of Agent for Service)

Jeffery R. Berry, Chief Counsel
ING Americas (U.S. Legal Services)
151 Farmington Avenue, Hartford, CT 06156

Approximate date of proposed public offering: Continuous.

It is proposed that this filing will become effective (check appropriate box):
[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]	on __________, pursuant to paragraph (b) of Rule 485
[X]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on __________, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-
effective amendment.

PART A
INFORMATION REQUIRED IN A PROSPECTUS

The Prospectus, as supplemented, dated April 29, 2005, is incorporated into Part A of this Post-Effective Amendment No. 9 to Registration Statement on Form N-6 (File No. 333-47094) by reference to Registrant's filings under Rule 497(c), as filed on May 2, 2005, and 497(e) as filed on July 8, 2005, July 29, 2005, August 22, 2005, and September 28, 2005, (File No. 333-47094).

VARIABLE ACCUMULATION DESIGNSM

A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY
issued by
ReliaStar Life Insurance Company
and its
SelectHLife Variable Account

Supplement dated December 2, 2005, to the Prospectus dated April 29, 2005

This supplement adds certain information to and amends certain information contained in the prospectus dated April 29, 2005, as supplemented. Please read it carefully and keep it with your prospectus for future reference.

______________________________________________________________________

The "Death Benefit Guarantees" section on page 4 of the prospectus is hereby deleted and replaced with the following:
Death Benefit Guarantees See Death Benefit Guarantees, page 35.

  Generally, your policy will not lapse as long as your policy value minus any surrender charge, loan amount and unpaid fees and charges (the "surrender value") is enough to cover the periodic fees and charges, when due.

However, the policy has three death benefit guarantees which provide that the policy will not lapse even if the surrender value not enough to pay the periodic fees and charges, when due:

  The Basic Death Benefit Guarantee is standard on every policy. The length of the guarantee period is specified in your policy and is uniquely determined on a policy-by-policy basis and depends on the issue ages and risk classes of the joint insured persons, the death benefit option and any optional rider benefits. Under this guarantee your policy will not lapse provided your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to the sum of minimum premium payments to the next monthly processing date. There is no charge for this guarantee;

  The Supplemental Death Benefit Guarantee is standard on every policy. Under this guarantee your policy will not lapse during the Supplemental Death Benefit Guarantee period if on each monthly processing date since the policy date your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to 40% of the sum of minimum premium payments to the next monthly processing date. The supplemental guarantee period begins on the policy date and is equal to the death benefit guarantee period shown in your policy, multiplied by 40% and rounded to the lower whole number of policy years. The supplemental guarantee period may not exceed ten policy years. There is no charge for this guarantee; and

  The lifetime death benefit guarantee is an optional rider benefit that may be available on new policies issued on or after the later of February 6, 2006, or the date the rider is approved in your state. You may add this rider only when you apply for the policy. Under this guarantee your policy will not lapse provided your cumulative premium payments, minus any partial withdrawals and loans, are at least equal to the sum of lifetime death benefit guarantee premium payments to the next monthly processing date. There is no charge for this rider guarantee.

136756	Page 1 of 11	December 2005

The "Transaction Fees and Charges" table beginning on page 8 of the prospectus is hereby amended to include the following:
Charge	When Deducted	Amount Deducted
Overloan Lapse Protection Rider	On the monthly processing date on or next following the date we receive your request to exercise the rider benefit.	3.50% of the policy value.*

*	Your policy value is the sum of your holdings in the fixed account, the variable account and the loan account.
The "Cost of Insurance" section on page 9 of the prospectus is hereby deleted and replaced with the following:
Charge	When Deducted	Amount Deducted
Cost of Insurance Charge[2]	On the monthly processing date.	For policies with policy dates prior to February 6, 2006 -
Maximum Rates per $1,000 of insurance coverage -
$1.98 - guaranteed.
$0.59 - current.
Minimum Rates per $1,000 of insurance coverage -
$0.01 - current and guaranteed.

  Rates for representative joint insured persons - $0.01 per $1,000 of insurance coverage. The representative joint insured persons are a male, age 55 in the preferred no tobacco risk class and a female, age 55 in the standard no tobacco risk class.

For policies with policy dates on or after February 6, 2006 -
Maximum Rates per $1,000 of insurance coverage -
$X.XX- guaranteed.
$X.XX - current.
Minimum Rates per $1,000 of insurance coverage -
$0.01 - current and guaranteed.

  Rates for representative joint insured persons - $X.XX per $1,000 of insurance coverage. The representative joint insured persons are a _____, age XX in the _______________ risk class and a _______ age XX in the __________________ risk class.

[2]

The minimum and maximum rates shown are for joint insured persons in the standard risk class. All rates shown are for the first policy year. The rates have been rounded to the nearest penny. Consequently, the actual rates are either more or less than these rounded rates. The cost of insurance rates and monthly amount charges that apply depend on the amount of insurance coverage and each joint insured person's age at issue and each joint insured person's age on the effective date of an increase in your insurance coverage, gender and risk class and the cost of insurance rates generally increase each year after the first segment year. Separate cost of insurance rates apply to each segment of your insurance coverage. A segment or coverage segment is a block of insurance coverage. The rates for the representative joint insured persons listed above may be more or less than you will pay, and you should contact your agent/registered representative for information about the rates that apply to you. The guaranteed maximum cost of insurance rate for joint insured persons in the substandard risk class is $83.33 per $1,000 of insurance coverage.

136756	Page 2 of 11	December 2005

The "Monthly Amount Charge" section on page 9 of the prospectus is hereby deleted and replaced with the following:
Monthly Amount Charge[2]	On the monthly processing date during the first 20 policy years (or for 20 years following an increase in your insurance coverage).	For policies with policy dates prior to February 6, 2006 -
Maximum rates - $0.68 per $1,000 of insurance coverage.
Minimum rates - $0.08 per $1,000 of insurance coverage.

  Rates for representative joint insured persons - $0.16 per $1,000 of insurance coverage. The representative joint insured persons are a male, age 55 in the preferred no tobacco risk class and a female, age 55 in the standard no tobacco risk class.

For policies with policy dates on or after February 6, 2006 -
Maximum rates - $0.XX per $1,000 of insurance coverage.
Minimum rates - $0.XX per $1,000 of insurance coverage.

  Rates for representative joint insured persons - $0.XX per $1,000 of insurance coverage. The representative joint insured persons are a _____, age XX in the _______________ risk class and a _____, age XX in the _______________ risk class.

[2]

The minimum and maximum rates shown are for joint insured persons in the standard risk class. All rates shown are for the first policy year. The rates have been rounded to the nearest penny. Consequently, the actual rates are either more or less than these rounded rates. The cost of insurance rates and monthly amount charges that apply depend on the amount of insurance coverage and each joint insured person's age at issue and each joint insured person's age on the effective date of an increase in your insurance coverage, gender and risk class and the cost of insurance rates generally increase each year after the first segment year. Separate cost of insurance rates apply to each segment of your insurance coverage. A segment or coverage segment is a block of insurance coverage. The rates for the representative joint insured persons listed above may be more or less than you will pay, and you should contact your agent/registered representative for information about the rates that apply to you. The guaranteed maximum cost of insurance rate for joint insured persons in the substandard risk class is $83.33 per $1,000 of insurance coverage.

136756	Page 3 of 11	December 2005

The "Mortality & Expense Risk Charge" section on page 9 of the prospectus is hereby deleted and replaced with the following:
Charge	When Deducted	Amount Deducted
Mortality & Expense Risk Charge[3]	On the monthly processing date during the first ten policy years.	For policies with policy dates prior to February 6, 2006 -
0.08% (0.90% annually) of variable account value in policy years 1-10, and lower thereafter.
For policies with policy dates on or after February 6, 2006 -
0.08% (0.90% annually) of variable account value in policy years 1 - 5, and lower thereafter.

[3]	The current monthly mortality and expense risk charge rate is rounded to the nearest one hundredth of one percent. See Mortality and Expense Risk Charge, page 29 for the monthly rate without rounding.
The Fund Fees and Expenses section on page 11 of the prospectus is hereby deleted in its entirety and replaced with the following:

Fund Fees and Expenses The following table shows the minimum and maximum fund fees and expenses that you may pay during the time you own the policy. These may change from year to year. You should review the Fund Expense Table which begins on the following page and the fund prospectuses for details about the fees and charges specific to a particular fund.

Annual Fund Expenses (expenses deducted from fund assets)

	Minimum	Maximum
Total Gross Annual Fund Expenses [6]	0.27%	1.74%
Total Net Annual Fund Expenses [6,7]	0.27%	1.50%

[6]	Total Gross Annual Fund Expenses include management fees, distribution (12b-1) fees and other expenses.
[7]

The Total Net Annual Fund Expense figures include management fees, distribution (12b-1) fees and other expenses but also take into account contractual arrangements that require reimbursement or waiver of certain fund fees and expenses at least through May 1, 2006. Out of all of the funds available through the policy, 29 have contractual arrangements to reimburse or waive certain fees and expenses through this period. Generally, these arrangements provide that fees and expenses will be reimbursed or waived above a certain level for a specific period of time. See the Fund Expense Table which begins on the following page for more detailed information about these contractual arrangements. The minimum and maximum Total Net Annual Fund Expenses shown take into account all of the available funds, not just those with contractual arrangements.

136756	Page 4 of 11	December 2005

Effective December 2, 2005, the following funds are added as available variable investment options under the policy:
ING FMRSM Diversified Mid Cap Portfolio (Class S)
ING MarketPro Portfolio (Class I)
ING MarketStyle Growth Portfolio (Class I)
ING MarketStyle Moderate Growth Portfolio (Class I)
ING MarketStyle Moderate Portfolio (Class I)
ING VP Index Plus International Portfolio (Class I)
ING VP Value Opportunities Portfolio (Class I)

The Fund Expense Table beginning on page 12 of the prospectus is hereby amended to include information about these new funds.

Fund Name	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Gross Annual Fund Expenses	Fees and Expenses Waived or Reimbursed	Total Net Annual Fund Expenses
ING FMRSM Diversified Mid Cap Portfolio (Class S) [2]	0.75%	--	0.26%	1.01%	--	1.01%
ING MarketPro Portfolio (Class I) [27,28,29]	0.70%	--	0.10%	0.80%	--	0.80%
ING MarketStyle Growth Portfolio (Class I) [27,29]	0.59%	--	0.05%	0.64%	0.08%	056%
ING MarketStyle Moderate Growth Portfolio (Class I) [27,29]	0.55%	--	0.05%	0.60%	0.07%	0.53%
ING MarketStyle Moderate Portfolio (Class I) [27,29]	0.53%	--	0.05%	0.58%	0.06%	0.52%
ING VP Index Plus International Equity Portfolio (Class I) [21,22]	1.00%	--	0.22%	1.22%	0.22%	1.00%
ING VP Value Opportunity Portfolio (Class I) [19,20]	0.60%	--	0.10%	0.70%	--	0.70%

[2]

The amounts shown are estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets based on each Portfolio's actual operating expenses for Class S shares for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which Directed Services, Inc. (DSI) as adviser to each Portfolio, has agreed for each Portfolio for the current fiscal year. Other Expenses for each Portfolio include a Shareholder Services fee of 0.25%. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolios. The Portfolios would also bear any extraordinary expenses.

[19]

The amounts shown are estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, adjusted for contractual changes, if any, and fee waivers to which ING Investments, LLC, the investment adviser to each Portfolio, has agreed for each Portfolio. ING Funds Services, LLC receives an annual administrative fee (included in Other Expenses) equal to 0.055% on the first $5 billion of daily net assets and 0.03% thereafter.

[20]

ING Investments, LLC, the investment adviser to each Portfolio, has entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolios, excluding interest, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year is shown under the heading Fees and Expenses Waived or Reimbursed. Recoupments are shown as negative numbers under Fees and Expenses Waived or Reimbursed. The expense limits will continue through at least May 1, 2006. For further information regarding the expense limitation agreements, see the Fund's prospectus.

136756	Page 5 of 11	December 2005

[21]

The amounts shown are the estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which ING Investments, LLC, the investment adviser to each Portfolio, has agreed for each Portfolio for the current fiscal year.

[22]

ING Funds Services, LLC receives an annual administration fee (included in Other Expenses) equal to 0.10% of each Portfolio's average daily net assets. ING Investments, LLC has entered into a written expense limitation agreement with ING Variable Products Trust under which it will limit expenses of the Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by ING Investments, LLC is shown under the heading Fees and Expenses Waived or Reimbursed. For each Portfolio, the expense limits will continue through at least May 1, 2006. For further information regarding the expense limitation agreements, see the Fund's prospectus.

[27]

The amounts shown reflect the net operating expenses paid directly and indirectly by each Portfolio. Shareholders in each Portfolio will indirectly bear the proportionate expenses of the Institutional Class shares of the Underlying Funds. Because a weighted average is used in calculating expenses attributable to a Portfolio, the amount of the expenses of Underlying Funds indirectly borne by a Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio's fiscal year. For information regarding expenses of the Underlying Funds, see the Fund's prospectus. Other Expenses are estimated for the Portfolio's current fiscal year as the Portfolio had not commenced operations as of December 31, 2004.

[28]

Pursuant to an administrative services agreement with the Trust, ING Funds Services, LLC may receive an annual administrative services fee equal to 0.05% of the average daily net assets of the Portfolio, which is reflected under the heading Other Expenses.

[29]

ING Investments, LLC, the investment adviser to each Portfolio, has entered into a written expense limitation agreement with respect to each Portfolio under which it will limit expenses of the Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of each Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading Fees and Expenses Waived or Reimbursed. Recoupments. The expense limitation agreement will continue through at least May 1, 2007. For further information regarding the expense limitation agreements, see the Fund's prospectus.

The Variable Account section beginning on page 20 of the prospectus is hereby amended to include the following:

Important Information Regarding Fund Closures and Mergers.

ING AIM Mid Cap Growth Portfolio. On December 2, 2005, the ING AIM Mid Cap Growth Portfolio was closed to new investors and to new investments by existing investors. Effective December 3, 2005, the ING AIM Mid Cap Growth Portfolio (Class S) will merge into and become part of the ING FMRSM Diversified Mid Cap Portfolio (Class S). Because of this merger, your investment in the ING AIM Mid Cap Growth Portfolio (Class S) automatically became an investment in the ING FMRSM Diversified Mid Cap Portfolio (Class S) with an equal total net asset value. All future allocations directed to the ING AIM Mid Cap Growth Portfolio (Class S) will be automatically allocated to the ING FMRSM Diversified Mid Cap Portfolio (Class S).

ING VP Disciplined LargeCap Portfolio. On December 2, 2005, the ING VP Disciplined LargeCap Portfolio was closed to new investments by existing investors. Effective December 3, 2005, the ING VP Disciplined LargeCap Portfolio (Class I) will merge into and become part of the ING Fundamental Research Portfolio (Initial Class). Because of this merger, your investment in the ING VP Disciplined LargeCap Portfolio (Class I) automatically became an investment in the ING VP Disciplined LargeCap Portfolio (Class I) with an equal total net asset value. All future allocations directed to the ING VP Disciplined LargeCap Portfolio (Class I) will be automatically allocated to the ING Fundamental Research Portfolio (Initial Class). Please refer to your prospectus dated April 29, 2005, for information about the ING Fundamental Research Portfolio (Initial Class).

136756	Page 6 of 11	December 2005

ING VP MagnaCap Portfolio. On December 2, 2005, the ING VP MagnaCap Portfolio was closed to new investments by existing investors. Effective December 3, 2005, the ING VP MagnaCap Portfolio (Class I) will merge into and become part of the ING VP Value Opportunities Portfolio (Class I). Because of this merger, your investment in the ING VP MagnaCap Portfolio (Class I) automatically became an investment in the ING VP Value Opportunities Portfolio (Class I) with an equal total net asset value. All future allocations directed to the ING VP MagnaCap Portfolio (Class I) will be automatically allocated to the ING VP Value Opportunities Portfolio (Class I).

Each of these mergers will provide investors the opportunity to invest in a larger fund with similar investment objectives and strategies and lower total fund expenses.

You will not incur any fees or charges or any tax liability because of these mergers, and your policy value immediately before the merger will equal your policy value immediately after the merger.

There will be no further disclosure regarding the ING AIM Mid Cap Growth, ING VP Disciplined LargeCap and ING VP MagnaCap Portfolios in future prospectuses of the policy.
The "Transfer Charge" section on page 27 of the prospectus is hereby deleted in its entirety and replaced with the following:

Transfer Charge. We currently do not assess a charge for transfers between any of the investment options. We reserve the right, however, to charge up to $25 for each transfer. Transfers associated with policy loans, the dollar cost averaging or automatic rebalancing programs, exercise of the Overloan Lapse Protection Rider benefit or exercise of conversion rights will not count as transfers when calculating any applicable transfer charge.

This charge helps offset the expenses we incur when processing transfers.
The "Periodic Fees and Charges" section on beginning on page 27 of the prospectus is hereby amended to include the following:

At any time you may choose one investment option from which we will deduct your periodic fees and charges. If you do not choose the investment option or the amount in your chosen investment option is not enough to cover the periodic fees and charges, then your periodic fees and charges are taken from the subaccounts and fixed account in the same proportion that your value in each has to your net policy value.

The first paragraph of the "Mortality and Expense Risk Charge" section on page 29 of the prospectus is hereby deleted and replaced with the following:

Mortality and Expense Risk Charge.

  For policies with policy dates prior to February 6, 2006, the monthly mortality and expense risk charge is 0.075% (0.90% annually) of your variable account value during the first ten policy year. After the tenth policy year, we currently anticipate that we will reduce this charge to 0.02083% per month (0.25% annually); however, in no event will the mortality and expense risk charge exceed 0.90% annually for the duration of the policy.

  For policies with policy dates on or after February 6, 2006, the monthly mortality and expense risk charge is 0.075% (0.90% annually) of your variable account value during the first five policy years. During policy years six through ten, we will reduce this charge to 0.04166% per month (0.50% annually). After the tenth policy year, this charge is eliminated.

136756	Page 7 of 11	December 2005

The "Changing Death Benefit Options" section on page 34 of the prospectus is hereby amended to add the following:

  If your death benefit option is changed to Option 1 because you exercised the Overloan Lapse Protection Rider, notwithstanding any other information in this section your insurance coverage following the change will equal your policy value immediately before the change minus the Overloan Lapse Protection Rider charge with the difference multiplied by the appropriate guideline premium test factor described in Appendix A.

The "Death Benefit Guarantees" section beginning on page 35 of the prospectus is hereby amended to include the following:

  Lifetime Death Benefit Guarantee. The lifetime death benefit guarantee is an option rider benefit that may be available on new policies issued on or after the later of February 6, 2006, or the date the rider is approved in your state. You may add this rider only when you apply for the policy. There is no charge for this rider guarantee. See Optional Rider Benefits - Lifetime Death Benefit Guarantee Rider.

The "Optional Rider Benefits" section beginning on page 37 of the prospectus is hereby amended to include the following:

  Lifetime Death Benefit Guarantee Rider. The lifetime death benefit guarantee rider provides a guarantee that your policy will not lapse during the surviving joint insured's lifetime, provided your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to the sum of lifetime death benefit guarantee premium payments to the next monthly processing date. There is no charge for this rider.

You should consider the following factors when deciding whether to add the lifetime death benefit guarantee rider to your policy:
You may add this rider only when you apply for the base policy;
The lifetime death benefit guarantee period begins at the end of the basic death benefit guarantee period;
The minimum premium for this rider will be set forth in your policy;
The minimum premium for this rider is based on monthly rates that vary according to the younger joint insured person's gender, risk class and age;
This rider cannot be added to a policy with death benefit Option 3; and
Even if the lifetime death benefit guarantee terminates, your policy will not necessarily lapse (see Termination of Coverage - Lapse, page 47).

  If you have not paid enough premium to maintain the lifetime death benefit guarantee as of any monthly processing date, we will send you notice of the premium payment required to keep this extended death benefit guarantee in force. If we do not receive the required premium payment by the next monthly processing date, the lifetime death benefit guarantee will terminate. If this rider terminates, it cannot be reinstated.

  This rider is available on new policies issued on or after the later of February 6, 2005, or the date the rider is approved in your state. This benefit may vary by state. You should consult your agent/registered representative as to whether and to what extent the rider is available in your particular state and on any particular policy.

136756	Page 8 of 11	December 2005

The "Automatic Rider Benefits" section beginning on page 38 of the prospectus is hereby amended to include the following:

  Overloan Lapse Protection Rider. The Overloan Lapse Protection Rider is a benefit you may exercise to guarantee that your policy will not lapse even if your surrender value or net policy value, as applicable, is not enough to pay the periodic fees and charges when due. You may exercise this benefit by written request if all of the following conditions are met:

At least 15 policy years have elapsed since your policy date;
The younger joint insured is at least age 75;
Your loan account value is equal to or greater than the amount of insurance coverage selected under the base policy plus the amount of term insurance rider coverage, if any;
Your loan account value less any unearned loan interest does not exceed your policy value less the transaction charge for this rider (see Loan Account Value, page 41; see also Loan Interest, page 42);
Exercise of this rider does not cause your policy to become a modified endowment contract under Section 7702A of the Internal Revenue Code (see Modified Endowment Contracts, page 51); and
Exercise of this rider does not cause your policy to violate the statutory premium limits allowed under the guideline premium test (see Death Benefit Qualification Test, page 33).

We will notify you if you meet all of these conditions and explain the consequences of choosing to exercise this rider.

You should consider the following consequences when deciding whether to exercise the Overloan Lapse Protection Rider:
On the monthly processing date on or next following the date we receive your request to exercise this rider:
We will assess a one time transaction charge. This charge equals 3.50% of your policy value (see Transaction Fees and Charges table above);
If another death benefit option is in effect, the death benefit option will automatically be changed to death benefit Option 1 (see Death Benefit Options, page 33);
Amounts allocated to the subaccounts of the variable account will be transferred to the fixed account;
All optional benefit riders will be terminated; and
The amount of insurance coverage after exercise of this rider will equal your policy value (less the transaction charge) multiplied by the guideline premium test factor described in Appendix A.
Insurance coverage under your policy will continue in force, subject to the following limitations and restrictions:
We will continue to deduct monthly periodic fees and charges (other than the Mortality and Expense Risk charge which will no longer apply);
You may not make any further premium payments;
Any unpaid loan interest will be added to your loan account balance;
You may not make any future transfers from the fixed account to the subaccounts of the variable account;
You may not add any additional benefits by rider in the future; and
You may not increase or decrease the amount of insurance coverage, change the death benefit option or make any partial withdrawals.

  This rider is available on new policies issued on or after the later of February 6, 2006, or the date the rider is approved in your state. This benefit may vary by state. You should consult your agent/registered representative as to whether and to what extent the rider is available in your particular state and on any particular policy.

136756	Page 9 of 11	December 2005

The following information is added to Appendix B of the prospectus:
Fund Name	Investment Adviser/ Subadviser	Investment Objective
ING FMRSM Diversified Mid Cap Portfolio (Class S)	Investment Adviser: Directed Services, Inc. Subadviser: Fidelity Management & Research Co.	Seeks long-term growth of capital.
ING Lord Abbett Affiliated Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Lord, Abbett & Co. LLC	Seeks long-term growth of capital.
ING MarketPro Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks capital appreciation.
ING MarketStyle Growth Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks growth of capital and some current income.
ING MarketStyle Moderate Growth Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks growth of capital and a low to moderate level of current income.
ING MarketStyle Moderate Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks growth of capital and current income.
ING VP Index Plus International Equity Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks long-term capital growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of the United States.
ING VP Value Opportunity Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks growth of capital primarily through investment in a diversified portfolio of common stocks.

136756	Page 10 of 11	December 2005

Important Information Regarding the ING Alliance Mid Cap Growth Portfolio

  Effective December 2, 2005, the ING Alliance Mid-Cap Growth Portfolio will be renamed ING AllianceBernstein Mid-Cap Growth Portfolio. Accordingly, all references to ING Alliance Mid-Cap Growth Portfolio (Class I) are to be replaced with ING AllianceBernstein Mid-Cap Growth Portfolio (Class I).

Important Information Regarding the ING Salomon Brothers Investors Portfolio

  Effective December 2, 2005, the ING Salomon Brothers Investors Portfolio will be renamed ING Lord Abbett Affiliated Portfolio and Lord, Abbett & Co. LLC will replace Salomon Brothers Asset Management Inc. as subadviser. Accordingly, all references to ING Salomon Brothers Investors Portfolio (Class I) are to be replaced with ING Lord Abbett Affiliated Portfolio (Class I) and Appendix B of the prospectus is to be revised to reflect the new subadvisory arrangement.

136756	Page 11 of 11	December 2005
PART B
INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

  The Statement of Additional Information, dated April 29, 2005, is incorporated into Part B of this Post-Effective Amendment No. 9 to Registration Statement on Form N-6 (File No. 333-47094) by reference to Registrant's filing under Rule 497(c), as filed on May 2, 2005, (File No. 333-47094).

PART C
OTHER INFORMATION

Item 26	Exhibits

(a)

  Resolutions of Board of Directors of Northwestern National Life Insurance Company ("NWNL") establishing the SelectHLife Variable Account. (Incorporated by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)

(b)	Not Applicable.
(c)	(1)

  Amendment to Distribution Services Agreement dated March 7, 2002 between ING Financial Advisers, LLC and ReliaStar Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration on Form N-6, File No. 333-105319, as filed on April 17, 2003.)

(2)

  ReliaStar Life Insurance Company Distribution Agreement between ReliaStar Life Insurance Company and ING America Equities, Inc. (Incorporated by Reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6, File Number 333-105319, as filed on July 17, 2003.)

	(3)	Specimen Selling Agreements. (Incorporated by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)
(4)

  Specimen ING America Equities, Inc. Selling Agreement. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6, File No. 333-69431, as filed on April 24, 2002.)

	(5)	Schedules for Sales Commissions. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6, File No. 333-69431, as filed on April 24, 2002.)
(d)	(1)	Form of Policy. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-47094, as filed on September 29, 2000.)
	(2)	Four-Year Term Insurance Rider. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-47094, as filed on September 29, 2000.)
	(3)	Full Death Benefit Rider. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-47094, as filed on September 29, 2000.)
	(4)	Survivorship Term Rider. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-47094, as filed on September 29, 2000.)
	(5)	Additional Insured Rider. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-47094, as filed on September 29, 2000.)
	(6)	Policy Split Option Rider. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-18517, as filed on August 8, 1997.)
	(7)	Policy Illustration. (Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement on Form S-6, File No. 333-18517, as filed on April 24, 2002.)
	(8)	Overloan Lapse Protection Rider.
	(9)	Lifetime Guarantee Death Benefit Rider. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-69431, as filed on December 22, 1998.)
	(10)	Modification Rider. (To be filed by amendment.)
(e)	(1)	Revised Policy Application Form. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-69431, as filed on December 22, 1998.)
	(2)	Supplement to Life Insurance Application. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on form N-6, File No. 333-92000, as filed on April 17, 2003.)
(f)	(1)	Amended Articles of Incorporation of ReliaStar Life. (Incorporated by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)
	(2)	Amended By-Laws of ReliaStar Life. (Incorporated by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)
(g)	Not Applicable.
(h)	(1)	(a)

  Participation Agreement dated as of March 27, 2000 by and among ReliaStar Life Insurance Company, AIM Variable Insurance Products Fund, Inc., A I M Distributors, Inc. and WSSI. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(b)

  Form of Amendment No. 1 to Participation Agreement by and among ReliaStar Life Insurance Company, AIM Variable Insurance Products Fund, Inc., AIM Distributors, Inc. and WSSI. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-47094, as filed on September 29, 2000.)

(c)

  Amendment No. 2 to Participation Agreement by and among Reliastar Life Insurance Company, on behalf of itself and its separate accounts, AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and ING America Equities, Inc. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No. 33-57244, as filed on February 9, 2004.)

(d)

  Administrative Services Agreement dated as of March 27, 2000 by and between ReliaStar Life Insurance Company, Northern Life Insurance Company, ReliaStar Life Insurance Company of New York and A I M Advisers, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No.333-105319, as filed on November 24, 2003.)

	(2)	(a)

  Participation Agreement dated as of August 8, 1997 by and between ReliaStar Life Insurance Company, The Alger American Fund and Fred Alger and Company, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(b)

  Amendment dated as of March 28, 2000 to Participation Agreement by and among ReliaStar Life Insurance Company, The Alger American Fund and Fred Alger Management, Inc. (Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form S-6, File No. 33-57244, as filed on March 31, 2000.)

(c)

  Amendment dated as of October 11, 2000 to the Participation Agreement by and between ReliaStar Life Insurance Company, The Alger American Fund and Fred Alger Management, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(d)

  Amendment dated as of September 29, 2003 to Participation Agreement by and among The Alger American Fund, Fred Alger Management, Inc. and ReliaStar Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(e)

  Service Agreement by and between ReliaStar Life Insurance Company and Fred Alger Management, Inc. (Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement on Form S-6, File No. 2-95392, as filed on August 4, 1997.)

	(3)	(a)

  Fund Participation Agreement among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, American Funds Insurance Series and Capital Research and Management Company. (Incorporated by Reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6, File Number 333-105319, as filed on July 17, 2003.)

(b)

  Business Agreement by and among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, ING America Equities, Inc., Directed Services, Inc., American Funds Distributors, Inc. and Capital Research and Management Company. (Incorporated by Reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6, File Number 333-105319, as filed on July 17, 2003.)

	(4)	(a)

  Participation Agreement dated as of March 16, 1988 by and among Northwestern National Life Insurance Company (renamed ReliaStar Life Insurance Company), Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation and Amendments Nos. 1-8. (Incorporated by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)

(b)

  Amendment dated as of July 24, 1997 to Participation Agreement by and among ReliaStar Life Insurance Company, Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(c)

  Amendment No. 10 to Participation Agreement by and among ReliaStar Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(d)

  Amendment No. 11 to Participation Agreement by and among ReliaStar Life Insurance Company, Fidelity Variable Products Fund and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(e)

  Amendment No. 12 to Participation Agreement by and among ReliaStar Life Insurance Company, Fidelity Variable Products Fund and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(f)

  Amendment No. 13 to Participation Agreement by and among ReliaStar Life Insurance Company, Fidelity Variable Products Fund and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No. 333-105319, as filed on April 15, 2004.)

(g)

  Participation Agreement dated as of January 1, 1991 by and among Northwestern National Life Insurance Company (renamed ReliaStar Life Insurance Company), Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation and Amendments Nos. 1-7. (Incorporated by reference to Initial Registration Statement to Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)

(h)

  Amendment dated as of July 24, 1997 to Participation Agreement by and among ReliaStar Life Insurance Company, Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(i)

  Amendment No. 9 to Participation Agreement with Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(j)

  Amendment No. 10 to Participation Agreement by and among the ReliaStar Life Insurance Company, Fidelity Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(k)

  Amendment No. 11 to Participation Agreement by and among the ReliaStar Life Insurance Company, Fidelity Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(l)

  Amendment No. 12 to Participation Agreement by and among ReliaStar Life Insurance Company, Fidelity Variable Products Fund II and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No. 333-105319, as filed on April 15, 2004.)

(m)

  Service Agreement dated January 1, 1997 by and between ReliaStar Life Insurance Company and Fidelity Investments Institutional Operations Company, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(n)

  Amendment effective as of April 1, 1999 to Service Agreement by and between ReliaStar Life Insurance Company and Fidelity Investments Institutional Operations Company, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(o)

  Service Contract dated April 25, 1997 by and between Fidelity Distributors Corporation and Washington Square Securities, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(p)

  Amendment dated April 1, 1999 to Service Contract by and between Fidelity Distributors Corporation and Washington Square Securities, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

	(5)	(a)

  Participation Agreement dated as of May 1, 2002 by and between ReliaStar Life Insurance Company, ING VP Bond Portfolio and ING Funds Distributor, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6, 333-47094, as filed on September 17, 2002.)

(b)

  Amendment effective as of July 15, 2003 to Participation Agreement by and among ReliaStar Life Insurance Company, ING VP Bond Portfolio and ING Funds Distributor, LLC. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No. 33-57244, as filed on February 9, 2004.)

	(6)	(a)

  Participation Agreement among the GCG Trust and ReliaStar Life Insurance Company and Directed Services, Inc. (Incorporated by Reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6, File Number 333-105319, as filed on July 17, 2003.)

	(7)	(a)

  Participation Agreement dated as of December 6, 2001 by and among Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company, Aetna Investment Services, LLC and ReliaStar Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6, 333-69431, as filed on April 24, 2002.)

(b)

  Amendment dated as of March 26, 2002 to Participation Agreement by and among Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002), Aetna Investment Services, LLC (to be renamed ING Financial Adviser, LLC effective May 1, 2002) and ReliaStar Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6, 333-69431, as filed on April 24, 2002.)

(c)

  Amendment dated as of October 1, 2002 to Participation Agreement dated as of December 6, 2001 among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Life Insurance and Annuity Company. (Incorporated by reference to Post Effective Amendment No. 1 to Registration Statement on Form N-4, 333-100207, for Separate Account N of ReliaStar Life Insurance Company, as filed on October 24, 2002.)

(d)

  Amendment dated as of May 1, 2003 to Participation Agreement dated as of December 6, 2001 by and between ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, 333-92000, as filed on April 17, 2003.)

(e)

  Service Agreement effective as of December 6, 2001 by and between ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-6, 333-92000, as filed on January 30, 2003.)

(f)

  Shareholder Servicing Agreement dated as of December 6, 2001 by and between ReliaStar Life Insurance Company and Portfolio Partners, Inc. in respect of the Service Class Shares of its Portfolios. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(g)

  Amendment dated as of March 26, 2002 to the Shareholder Servicing Agreement by and between ReliaStar Life Insurance Company and Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002) in respect of the Service Class Shares of its Portfolio. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(h)

  Amendment dated as of May 1, 2003 to Shareholder Servicing Agreement (Service Shares) dated as of December 6, 2001 by and between ING Partners, Inc. and ReliaStar Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, 333-92000, as filed on April 17, 2003.)

	(8)	(a)

  Participation Agreement dated as of May 1, 2001 between ReliaStar Life Insurance Company, ING Variable Portfolios, Inc. and ING Funds Distributor, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6, 333-47094, as filed on September 17, 2002.)

(b)

  Amendment effective as of October 1, 2002 to Participation Agreement between ReliaStar Life Insurance Company, ING Variable Portfolios Inc. and ING Funds Distributor, Inc. (Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-6, 333-92000, as filed on January 30, 2003.)

(c)

  Amendment effective as of July 15, 2003 to Participation Agreement by and among ReliaStar Life Insurance Company, ING Variable Portfolios, Inc. and ING Funds Distributor, LLC. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No. 33-57244, as filed on February 9, 2004.)

	(9)	(a)

  Participation Agreement dated May 1, 2001, by and among ReliaStar Life Insurance Company, Pilgrim Variable Products Trust and ING Pilgrim Securities, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(b)

  Amendment dated as of August 30, 2002 to Participation Agreement by and among ReliaStar Life Insurance Company, ING Variable Products Trust and ING Funds Distributor, Inc. (Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-6, File No. 33-69892, as filed on October 11, 2002.)

(c)

  Amendment to Participation Agreement by and among ReliaStar Life Insurance Company, ING Variable Products Trust and ING Funds Distributor, LLC. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No. 33-57244, as filed on February 9, 2004.)

(d) Form of Amendment to Participation Agreement by and among ReliaStar Life Insurance Company, ING Variable Products Trust and ING Funds Distributor, Inc.
(e)

  Administrative and Shareholder Services Agreement dated as of May 1, 2001 by and between ING Pilgrim Group, LLC and ReliaStar Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6, 333-69431, as filed on April 24, 2002.)

(f)

  Amendment to Administrative and Shareholder Service Agreement dated as of August 30, 2002 by and between ING Funds Services, LLC and ReliaStar Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-6, 333-92000, as filed on January 30, 2003.)

	(10)	(a)

  Participation Agreement dated as of August 8, 1997 by and between ReliaStar Life Insurance Company and Janus Aspen Series. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(b)

  Amendment to Participation Agreement by and between ReliaStar Life Insurance Company and Janus Aspen Series. (Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-6, File No. 69431, as filed on April 14, 2000.)

(c)

  Letter Agreement dated August 8, 1997 by and between ReliaStar Life Insurance Company and Janus Capital Corporation. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(d)

  Amendment, effective July 1, 2002, to Letter Agreement dated August 8, 1997 between ReliaStar Life Insurance Company and Janus Capital Corporation. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6, 333-69431, as filed on April 24, 2002.)

	(11)	(a)

  Participation Agreement dated as of August 8, 1997 by and between ReliaStar Life Insurance Company, Neuberger&Berman Advisers Management Trust and Neuberger&Berman Management Incorporated. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(b)

  Amendment No. 1 dated as of February 1, 1999 to Participation Agreement by and among ReliaStar Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(c)

  Addendum dated as of May 1, 2000 to Participation Agreement by and among ReliaStar Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(d)

  Amendment dated as of April 1, 2003 to Participation Agreement by and among ReliaStar Life Insurance Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management Inc. (Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 33-57244, as filed on December 12, 2003.)

(e)

  Letter Agreement dated as of July 28, 1997 by and between ReliaStar Life Insurance Company and Neuberger Berman Management Incorporated. (Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement on Form S-6, File No. 2-95392, as filed on August 4, 1997.)

(f)

  Amendment dated as of April 1, 2003 to the Administrative Services Agreement by and between ReliaStar Life Insurance Company and Neuberger Berman Management Inc. (Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 33-57244, as filed on December 12, 2003.)

	(12)	(a)

  Participation Agreement by and between ReliaStar Life Insurance Company, OCC Accumulation Trust and OCC Distributors, dated August 8, 1997. (Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement on Form S-6, File No. 2-95392, as filed on August 4, 1997.)

(b)

  Letter Agreement dated August 8, 1997 by and between ReliaStar Life Insurance Company and OpCap Advisors. (Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement on Form S-6, File No. 2-95392, as filed on August 4, 1997.)

	(13)	(a)

  Participation Agreement dated as of April 30, 2002 by and among Pioneer Variable Contracts Trust, ReliaStar Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (Incorporated by reference to Initial Registration Statement on Form S-6, 333-92000, as filed on July 3, 2002.)

	(14)	(a)

  Participation Agreement dated as of January 14, 1994 by and among Northwestern National Life Insurance Company (renamed ReliaStar Life Insurance Company), Putnam Capital Manager Trust and Putnam Mutual Funds Corp. and Amendments Nos. 1-2. (Incorporated by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)

(b)

  Amendment No. 3 to Participation Agreement by and among Northwestern National Life Insurance Company (renamed ReliaStar Life Insurance Company), Putnam Capital Manager Trust and Putnam Mutual Funds Corp. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-47094, as filed on September 29, 2000.)

(c)

  Amendment No. 4 to Participation Agreement by and among ReliaStar Life Insurance Company, Putnam Variable Trust and Putnam Mutual Funds Corp. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(d)

  Amendment No. 5 to Participation Agreement by and among ReliaStar Life Insurance Company, Putnam Variable Trust and Putnam Retail Management, L.P. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No. 333-105319, as filed on April 15, 2004.)

(i)	Not Applicable.
(j)	Not Applicable
(k)	Opinion and Consent of Counsel. (Incorporated herein by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-6, File No. 333-47094, as filed on April 13, 2005.)
(l)	Not Applicable
(m)	Not Applicable.
(n)	Consent of Independent Registered Public Accounting Firm. (To be filed by amendment.)
(o)	All financial statements are included in the Statement of Additional Information, as indicated therein.
(p)	Not Applicable.
(q)	Not Applicable.
(r)

  Powers of Attorney. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6 for ReliaStar Life Insurance Company of New York Variable Life Separate Account 1 (File No. 333-117617), as filed on September 28, 2005.)

Item 27	Directors and Officers of the Depositor
Name and Principal Business Address		Positions and Offices with Depositor
Donald W. Britton, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	President
Thomas J. McInerney, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Director and Chairman
David A. Wheat, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Director, Executive Vice President and Chief Financial Officer
Jacques de Vaucleroy, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Director and Senior Vice President
Kathleen A. Murphy, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Director
Catherine H. Smith, 151 Farmington Avenue, Hartford, CT 06156	Director
Boyd G. Combs, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Senior Vice President, Tax
Robert W. Crispin, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Senior Vice President, Investments
James R. Gelder, 20 Washington Avenue South, Minneapolis, MN 55401	Senior Vice President
Shaun P. Mathews, 151 Farmington Avenue, Hartford, CT 06156	Senior Vice President
Stephen J. Preston, 1475 Dunwoody Drive, West Chester, PA 19380	Senior Vice President
Roger W. Fisher, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Senior Vice President and Chief Accounting Officer
David S. Pendergrass, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Senior Vice President and Treasurer
Carol S. Stern, 601 13th Street NW, Suite 550 N, Washington DC 20005.	Vice President and Chief Compliance Officer
Craig A. Krogstad, 111 Washington Avenue S, Minneapolis, MN 55401	Vice President and Actuary
Kimberly M. Curley, 1290 Broadway, Denver, CO 80203	Vice President and Illustration Actuary
Pamela S. Anson, 2001 21st Avenue NW, Minot, ND 58703	Vice President
Nathan E. Eshelman, 1290 Broadway, Denver, CO 80203	Vice President
Chad M. Eslinger, 2001 21st Avenue NW, Minot, ND 58703	Vice President
Cherie T. J. Goosen, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Vice President
Deborah C. Hancock, 1290 Broadway, Denver, CO 80203	Vice President
Paula Cludray-Engelke, 20 Washington Avenue South, Minneapolis, MN 55401	Secretary
Item 28	Persons Controlled by or Under Common Control with the Depositor or the Registrant

  Incorporated herein by reference to Item 28 in Post-Effective Amendment No. 9 to Registration Statement on Form N-6 for ReliaStar Life Insurance Company of New York Variable Life Separate Account I of ReliaStar Life Insurance Company of New York (File No. 333-47527), as filed on April 7, 2005.

Item 29	Indemnification

  Under its Bylaws, Section 5.01, ReliaStar Life Insurance Company ("ReliaStar Life") indemnifies, to the full extent permitted by the laws of the State of Minnesota, each person (and the heirs, executors and administrators of such person) who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, wherever brought, whether civil, criminal, administrative or investigative, by reason of the fact that he or she is or was a director, officer or employee of ReliaStar Life, or is or was serving at the request of ReliaStar Life as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of ReliaStar Life pursuant to such provisions of the bylaws or statutes or otherwise, ReliaStar Life has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by ReliaStar Life of expenses incurred or paid by a director or officer or controlling person of ReliaStar Life in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of ReliaStar Life in connection with the securities being registered, ReliaStar Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

  A corporation may procure indemnification insurance on behalf of an individual who was a director of the corporation. Consistent with the laws of the State of Minnesota, ING Groep N.V. maintains an umbrella insurance policy issued by an international insurer. The policy covers ING Groep N.V. and any company in which ING Groep N.V. has a controlling interest of 50% or more. This would encompass the Principal Underwriter as well as the Depositor. The policy provides for the following types of coverage: errors and omissions, directors and officers, employment practices, fiduciary and fidelity.

  Additionally, Section XVIII of the ReliaStar Life Insurance Company Distribution Agreement with ING America Equities, Inc. (INGAE) generally provides that each party will indemnify and hold harmless the officers, directors and employees of the other party (and the variable account with respect to indemnity by INGAE) against any expenses (including legal expenses), losses, claims, damages, or liabilities arising out of or based on certain claims or circumstances in connection with the offer or sale of the policies. Under this agreement neither party is entitled to indemnity if the expenses (including legal expenses), losses, claims, damages, or liabilities resulted from their own willful misfeasance, bad faith, negligence, misconduct or wrongful act.

Item 30	Principal Underwriters
(a)

  Other Activity. ING America Equities, Inc., the principal underwriter for the policies, is also the principal underwriter for policies issued by ReliaStar Life Insurance Company of New York and Security Life of Denver Insurance Company.

(b)	Management of ING America Equities, Inc.
Name and Principal Business Address	Positions and Offices with Underwriter
Nathan E. Eshelman, 1290 Broadway, Denver, CO 80203	Director, President and Chief Executive Officer
Daniel P. Mulheran, Sr., 20 Washington Avenue South, Minneapolis, MN 55401	Director
Mark A. Smith, 2001 21st Avenue NW, Minot, ND 58703	Director and Vice President
Anita F. Woods, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Chief Financial Officer
Beth G. Shanker, 1290 Broadway, Denver, CO 80203	Chief Compliance Officer
Pamela S. Anson, 2001 21st Avenue NW, Minot, ND 58703	Vice President
David S. Pendergrass, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Vice President and Treasurer
Deborah C. Hancock, 1290 Broadway, Denver, CO 80203	Assistant Vice President
Paula Cludray-Engelke, 20 Washington Avenue South, Minneapolis, MN 55401	Secretary
Eric G. Banta, 1290 Broadway, Denver, CO 80203	Assistant Secretary

(c)	Compensation From the Registrant.
(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	2002 Net Underwriting Discounts and Commissions	Compensation on Events Occasioning the Deduction of a Deferred Sales Load	Brokerage Commissions	Other Compensation*
ING America Equities, Inc.				$31,102,593
*	Includes payments to agents/registered representatives, broker/dealers and regional managers/brokerage general agents; bonuses; and payments to ING Financial Partners, Inc. as a marketing allowance.
Item 31	Location of Accounts and Records

  Accounts and records are maintained by ReliaStar Life Insurance Company at 20 Washington Ave South, Minneapolis, MN 55401 and by ING Americas Finance Shared Services, an affiliate, at 5780 Powers Ferry Road, NW, Atlanta, GA 30327. 20 Washington Avenue South, Minneapolis, MN 55401.

Item 32	Management Services
None.
Item 33	Fee Representations

  ReliaStar Life Insurance Company represents that the fees and charges deducted under the variable life insurance policy described in this registration statement, in the aggregate, are reasonable in relation to the services rendered, expenses expected to be incurred, and the risks assumed by ReliaStar Life Insurance Company under the policies. ReliaStar Life Insurance Company bases this representation on its assessment of such factors such as the nature and extent of the such services, expenses and risks, the need for the ReliaStar Life Insurance Company to earn a profit and the range of such fees and charges within the insurance industry.

SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Select HLife Variable Account, has duly caused this Post-Effective Amendment No. 9 to this Registration Statement on Form N-6 (File No. 333-47094) to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford, and State of Connecticut on the 3rd day of October, 2005.

SELECTHLIFE VARIABLE ACCOUNT
(Registrant)

By: RELIASTAR LIFE INSURANCE COMPANY
(Depositor)

	By:	/s/ Donald W. Britton*
Donald W. Britton President (principal executive officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 9 has been signed below by the following persons in the capacities indicated and on the date indicated.

Signature	Title	Date

/s/ Donald W. Britton*	President
Donald W. Britton	(principal executive officer)

/s/ Thomas J. McInerney*	Director and Chairman
Thomas J. McInerney

/s/ Kathleen A. Murphy*	Director
Kathleen A. Murphy

/s/ Jacques de Vaucleroy*	Director
Jacques de Vaucleroy		October
3, 2005
/s/ Catherine H. Smith*	Director
Catherine H. Smith

/s/ David A. Wheat*	Director, Executive Vice President and Chief Financial Officer
David A. Wheat	(principal financial officer)

/s/ Roger W. Fisher*	Senior Vice President and Chief Accounting Officer
Roger W. Fisher	(principal accounting officer)

By:	/s/ J. Neil McMurdie
J. Neil McMurdie
*Attorney-in-Fact

SELECTHLIFE VARIABLE ACCOUNT
Exhibit Index

Exhibit No.	Exhibit

26-(d)(8)	Overloan Lapse Protection Rider

26-(d)(10)	Modification Rider	*

26-(h)(9)(d)	Form of Amendment to Participation Agreement by and among ReliaStar Life Insurance Company, ING Variable Products Trust and ING Funds Distributor

26-(n)	Consent of Independent Registered Public Accounting Firm	*

* To be filed by amendment.